SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS (Details Narrative) - Beyond Solutions Ltd. [member] - Share exchange agreement [member]	Jun. 30, 2024	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		74.00%
Related parties [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	24.00%